Restricted Cash (Details) (USD $) In Thousands, unless otherwise specified					0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Outstanding swaps	Dec. 31, 2012 Outstanding swaps	May 14, 2013 Amalia C item	Jun. 30, 2013 Amalia C item	Jun. 25, 2013 Niledutch Zebra item	Jun. 30, 2013 Niledutch Zebra item	Jun. 30, 2013 Maximum HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank item	Jun. 30, 2013 Retention account	Dec. 31, 2012 Retention account	Jun. 30, 2013 Restricted deposits	Dec. 31, 2012 Restricted deposits
Restricted cash
Total restricted cash	$ 18,841	$ 3,251								$ 2,815	$ 2,821	$ 16,026	$ 430
Number of vessels that the company can sell under the option provided by the agreement									9
TEU					2,452	2,452	2,602	2,602
Property, plant and equipment acquired					6,600	6,600	10,100	10,100
Non-current restricted cash	$ 16,026	$ 430	$ 400	$ 400				$ 15,600